JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Communications Sector Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

Information technology and consumer discretionary stocks drove the fourth-quarter rebound in equities. Both areas substantially outperformed the S&P 500, which returned 10.7% in the fourth quarter. Information technology stocks returned 34%, while consumer discretionary stocks appreciated by 24%. Communication equipment companies performed well in the fourth quarter, while telecommunications companies did not participate in the rally. The following S&P group returns reflect how communications stocks fared in 2001: communi- cation equipment (-61.7%), telephone (-16.0%), broadcast/media (-4.4%) and telecommunications long distance (+9.6%).

The area of telecommunications where spending is expected to increase in 2002 is in wireless. Demand for wireless phones and related wireless services remains strong worldwide. This could also be the year that third-generation (3G) wireless breaks through. Third-generation wireless technology is needed to access data transmissions, such as retrieve e-mails or surf the Net, at high-speeds. All eyes are presently on the testing currently being conducted by NTT DoCoMo in Japan. Once the bugs are removed from its 3G platform, AT&T Wireless and NTT are planning to bring 3G to the U.S. via a joint venture.

The top performing stocks in the Series in 2001 included: Telefonos De Mexico (+29.3%), Sprint Corp. (+19.4%) and WorldCom (+4.2%).

The stocks that declined significantly in the Series in 2001 were: Juniper Networks (-85.0%), Corning (-83.0%), Ciena Corp. (-82.4%), Comverse Technology (-79.4%), Tellabs (-73.5%), Qwest (-65.4%) and Cisco Systems (-52.7%).

                  JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES

                                    [GRAPH]

     Date          JNL/First Trust Communications          AMEX North American
                          Sector Series                 Telecommunications Index
   -----------------------------------------------------------------------------

   07/02/99                   10,000                            10,000
   07/31/99                    9,660                             9,965
   08/31/99                    9,310                             9,321
   09/30/99                    9,740                            10,098
   10/31/99                   10,890                            11,361
   11/30/99                   12,150                            12,010
   12/31/99                   15,090                            13,010
   01/31/00                   14,500                            12,631
   02/29/00                   17,990                            12,679
   03/31/00                   18,290                            13,951
   04/30/00                   16,720                            13,044
   05/31/00                   15,170                            12,029
   06/30/00                   16,410                            12,838
   07/31/00                   15,460                            11,917
   08/31/00                   15,710                            11,588
   09/30/00                   14,130                            10,856
   10/31/00                   13,480                            10,883
   11/30/00                   11,530                             9,147
   12/31/00                   11,020                             8,572
   01/31/01                   11,700                             9,967
   02/28/01                    8,540                             8,444
   03/31/01                    7,570                             7,731
   04/30/01                    8,520                             8,245
   05/31/01                    7,960                             7,881
   06/30/01                    7,280                             7,684
   07/31/01                    6,650                             7,774
   08/31/01                    5,880                             7,170
   09/30/01                    5,590                             7,067
   10/31/01                    5,530                             6,445
   11/30/01                    5,970                             7,075
   12/31/01                    5,790                             7,066


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -47.46%
          Since inception                   -19.68%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST ENERGY SECTOR SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Energy Sector Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

Like most sectors, the outlook for energy is tied to the prospects for an economic recovery. The drop in demand for oil and natural gas in 2001, from both the private and corporate sectors, showed just how economically sensitive the energy sector is. With the exception of integrated oil companies, the energy sector succumbed to the drop in demand for oil and natural gas products. The following S&P group returns reflect how energy stocks fared in 2001: Natural Gas (-56.0%), Oil Equipment & Services (-31.8%), Oil & Gas Drilling (-28.3%), Oil-Exploration & Production (-22.6%) and Oil-Integrated Domestic (+6.9%).

With the price of a barrel of oil off nearly 45% from its high in 2000 and the price of natural gas roughly one-fifth what it was at its peak last winter, one would be justified in assuming that higher energy prices are a potential by product of any economic recovery. Recent production cuts initiated by OPEC and non-member producers to boost the price of oil back to OPEC's target range of $22-$28 per barrel should also be positive.

The top performing stocks in the Series in 2001 were: Marathon Oil (+11.6%), ChevronTexaco (+9.3%), Valero Energy (+3.4%) and Conoco (+0.4%).

The stocks that declined significantly in the Series in 2001 included:
Reliant Resources (-45.0%), Mirant Corp. (-43.4%), Nabors
Industries (-42.0%), El Paso Corp. (-36.7%) and Devon Energy
(-36.3%).

                      JNL/FIRST TRUST ENERGY SECTOR SERIES

                                    [GRAPH]

  Date                JNL/First Trust                   AMEX Deutsche Bank
                    Energy Sector Series                  Energy Index
--------------------------------------------------------------------------
    7/2/99                 10,000                             10,000
07/31/1999                 10,220                             10,358
08/31/1999                 10,720                             10,626
09/30/1999                  9,950                             10,154
10/31/1999                  9,730                              9,933
11/30/1999                  9,830                             10,097
12/30/1999                 10,270                             10,064
12/31/1999                 10,010                              9,821
01/31/2000                 10,470                              9,763
02/29/2000                 12,280                             11,642
03/31/2000                 12,170                             11,679
04/30/2000                 13,440                             12,821
05/31/2000                 12,770                             12,242
06/30/2000                 12,270                             11,911
07/31/2000                 14,050                             13,530
08/31/2000                 14,320                             13,409
09/30/2000                 13,440                             12,581
10/31/2000                 12,500                             11,867
11/30/2000                 14,910                             13,783
12/19/2000                 14,350                             13,216
12/31/2000                 14,520                             13,345
01/31/2001                 14,120                             13,064
02/28/2001                 15,770                             14,736
03/31/2001                 15,040                             14,687
04/30/2001                 12,890                             13,198
05/31/2001                 12,410                             13,337
06/30/2001                 11,640                             13,082
07/31/2001                  9,860                             11,829
08/31/2001                 10,940                             12,554
09/30/2001                  9,860                             11,829
10/31/2001                 10,940                             12,554
11/30/2001                 10,290                             11,937
12/31/2001                 11,110                             12,896


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -25.49%
          Since inception                     4.31%
          (Inception date  July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST FINANCIAL SECTOR SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Financial Sector Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

Financials struggled in 2001 as mergers and acquisitions, equity underwriting and trading activity were all down. The following S&P group returns reflect how financial stocks fared in 2001: investment bank/ brokerage (-25.1%), major regional banks (-8.6%), life Insurance (-8.3%), property-casualty (-7.7%), saving & loans (-6.1%) and money center banks (+10.1%).

The outlook for financials is positive for next year, though improvement is likely to be gradual. First Call expects brokerage earnings to grow from 8% in 2001 to 20% in 2002. Despite struggling with a rise in non-performing loans in 2001, First Call expects bank earnings to grow by 19% in 2002. Property-casualty insurance and reinsurance companies were negatively impacted by the terrorist attacks of September 11th and are in the process of addressing guidelines for future coverage of man-made catastrophes. Expect premium increases from any insurers willing to maintain coverage. Prior to the attacks, the industry was considered to be on solid footing.

The top performing stocks in the Series in 2001 were: Bank of America (+42.7%), Investment Technology Group (+40.4%) and Eaton Vance (+11.1%).

The stocks that declined significantly in the Series in 2001 included: Aflac (-31.5%), Cigna (-29.0%), Morgan Stanley (-28.3%), Bank of New York (-24.9%),
Merrill Lynch (-22.7%), Allstate (-21.1%), Wells Fargo (-20.2%) and American International Group (-19.3%).

                    JNL/FIRST TRUST FINANCIAL SECTOR SERIES

                                    [GRAPH]

                            JNL/First Trust
    Date                 Financial Sector Series       S&P Financial Index
----------------------------------------------------------------------------

   07/02/99                       10,000                       10,000
   07/31/99                        9,050                        9,238
   08/31/99                        8,510                        8,813
   09/30/99                        8,160                        8,347
   10/31/99                        9,650                        9,724
   11/30/99                        9,040                        9,260
   12/31/99                        8,970                        9,077
   01/31/00                        8,590                        8,784
   02/29/00                        8,100                        7,843
   03/31/00                        9,640                        9,285
   04/30/00                        9,060                        8,998
   05/31/00                        9,210                        9,603
   06/30/00                        9,180                        9,031
   07/31/00                       10,060                        9,961
   08/31/00                       11,400                       10,906
   09/30/00                       11,710                       11,171
   10/31/00                       11,380                       11,138
   11/30/00                       10,300                       10,496
   12/31/00                       11,420                       11,444
   01/31/01                       11,250                       11,413
   02/28/01                       10,480                       10,664
   03/31/01                       10,090                       10,342
   04/30/01                       10,500                       10,727
   05/31/01                       10,890                       11,160
   06/30/01                       10,820                       11,156
   07/31/01                       10,780                       10,975
   08/31/01                       10,100                       10,306
   09/30/01                        9,350                        9,692
   10/31/01                        9,020                        9,522
   11/30/01                        9,780                       10,197
   12/31/01                       10,100                       10,470


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -11.56%
          Since inception                     0.40%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Global Target 15 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The Global Target 15 significantly outperformed the Combined Index in 2001. Seven stocks advanced and eight declined. For 2001, three DJIA stocks advanced and two declined. Two stocks in the Financial Times Industrial Ordinary Share Index (FT) advanced and three declined. Two stocks in the Hang Seng Stock Index advanced while three declined. The best performers were: Marks & Spencer (FT) (+95.9%), Tate & Lyle PLC (FT) (+44.3%) and Caterpillar (DJ) (+13.7%). The biggest decliners included: British Airways (FT) (-49.5%), Hysan Development
(HK) (-25.4%), Peninsular (FT) (-22.5%), Eastman Kodak (DJ) (-21.9%) and
Invensys (FT) (-21.2%).

In 2001, the DJIA was the best performer down 5.4%. The Hang Seng Stock Index and FTSE 30 Index were down 22.3% and 22.8%, respectively.

                    JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

                                    [GRAPH]

                   JNL/First Trust          Dow Jones Industrial       Hang Seng         London Stock
     Date      Global Target 15 Series            Average             Stock Index         Market FT30
-------------------------------------------------------------------------------------------------------
      7/2/99            10,000                     10,000                 10,000             10,000
  07/31/1999             9,420                      9,571                  9,297              9,775
  08/31/1999             9,450                      9,750                  9,547              9,852
  09/30/1999             8,630                      9,318                  9,028              9,221
  10/31/1999             8,160                      9,678                  9,446              9,146
  11/30/1999             8,350                      9,830                 10,995              9,547
  12/31/1999             8,990                     10,401                 12,134             10,160
  01/31/2000             7,980                      9,902                 11,111              9,063
  02/29/2000             7,430                      9,184                 12,282              8,802
  03/31/2000             7,840                      9,917                 12,516              9,098
  04/30/2000             7,810                      9,752                 11,188              8,946
  05/31/2000             7,330                      9,580                 10,643              8,937
  06/30/2000             7,470                      9,523                 11,709              8,976
  07/31/2000             7,620                      9,597                 12,206              8,955
  08/31/2000             7,850                     10,252                 12,442              9,011
  09/30/2000             7,570                      9,748                 11,398              8,295
  10/31/2000             7,640                     10,047                 10,862              8,599
  11/30/2000             7,750                      9,561                 10,218              8,782
  12/31/2000             8,740                      9,911                 11,033              8,735
  01/31/2001             9,120                     10,012                 11,770              8,730
  02/28/2001             9,220                      9,673                 10,809              8,327
  03/31/2001             8,410                      9,113                  9,399              7,727
  04/30/2001             8,570                      9,912                  9,889              8,019
  05/31/2001             8,880                     10,100                  9,772              7,956
  06/30/2001             8,800                      9,727                  9,677              7,781
  07/31/2001             8,620                      9,756                  9,139              7,354
  08/31/2001             8,570                      9,250                  8,282              7,038
  09/30/2001             7,530                      8,232                  7,443              5,688
  10/31/2001             7,600                      8,454                  7,547              6,054
  11/30/2001             8,410                      9,203                  8,468              6,563
  12/31/2001             8,680                      9,438                  8,558              6,679

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -0.69%
          Since inception                    -5.52%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Leading Brands Sector Series ia a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

Information technology and consumer discretionary stocks drove the fourth-quarter rebound in equities. Both areas substantially outperformed the S&P 500 Index, which returned 10.7%. Information technology stocks returned
34%, while consumer discretionary stocks appreciated by 24%. The Series posted a nice return for the quarter, but lagged the S&P 500. The Series was helped by its consumer cyclical holdings, but hindered somewhat by its defensive issues, consisting of consumer staples and a few drug stocks. The following S&P group returns reflect how the stocks in the series fared in 2001: consumer cyclicals (+12.4%), consumer staples (-9.0%) and drugs (-22.5%).

The outlook for the Series remains optimistic for next year. The Series will stay diversified between consumer staples, cyclicals and pharmaceuticals. We believe that the economy will rebound in 2002 and the second half will be considerably stronger than the first two quarters. Since many of these leading companies are multinational in scope, they could benefit from a global economic recovery as well.

The top performing stocks in the Series in 2001 were: Whirlpool (+57.3%), Dean Foods (+42.1%), Harley Davidson (+37.0%), Outback Steakhouse (+32.4%) and Liz Claiborne (+20.6%).

The stocks that declined significantly in the Series in 2001 included: Merck (-35.9%), Ford Motor (-30.1%), Disney (-27.7%), Bristol-Myers Squibb (-26.1%)
and Kimberly-Clark (-13.9%).

                  JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

                                    [GRAPH]

                   JNL/First Trust Leading
  Date               Brands Sector Series         Morgan Stanley Consumer Index
-------------------------------------------------------------------------------

    7/2/99                   10,000                            10,000
07/31/1999                    9,730                             9,657
08/31/1999                    9,640                             9,528
09/30/1999                    8,820                             8,885
10/31/1999                    9,540                             9,652
11/30/1999                    9,660                             9,716
12/31/1999                    9,550                             9,585
01/31/2000                    9,130                             9,243
02/29/2000                    8,390                             8,148
03/31/2000                    9,010                             8,864
04/30/2000                    8,790                             9,290
05/31/2000                    9,280                             9,646
06/30/2000                    9,460                             9,621
07/31/2000                    9,210                             9,338
08/31/2000                    8,940                             9,257
09/30/2000                    9,220                             9,510
10/31/2000                    9,940                            10,345
11/30/2000                   10,090                            10,520
12/31/2000                   10,310                            11,212
01/31/2001                    9,950                            10,783
02/28/2001                    9,670                            10,441
03/31/2001                    9,010                             9,922
04/30/2001                    9,090                            10,118
05/31/2001                    9,360                            10,403
06/30/2001                    9,180                             9,883
07/31/2001                    9,350                            10,077
08/31/2001                    9,170                            10,143
09/30/2001                    8,650                             9,754
10/31/2001                    8,770                             9,855
11/30/2001                    9,310                            10,203
12/31/2001                    9,420                            10,534

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -8.63%
          Since inception                    -2.37%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE
[FIRST TRUST(R) LOGO]    SECTOR SERIES
                         First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Pharmaceutical/ Healthcare Sector Series is a high total return through a combination of capital appreciation and divided income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The S&P Health Care sector slightly lagged the broader market due to a disappointing year for drug stocks. The following S&P group returns reflect how drug stocks fared versus other healthcare industries in 2001: Drugs (-22.5%), Medical Products (-5.1%) and HMOs (+3.9%). The Amex Biotech index was down 8.5% for the year.

The outlook for the pharmaceutical/health care sector doesn't vary much from one year to the next. It is almost always positive. In 2001, large-cap pharmaceutical stocks were down despite another year of solid earnings growth. Though drug stocks tend to be defensive in nature, their stock valuations became lofty in recent years making the group vulnerable to profit taking. The pipeline for new medicines has never been so deep. Despite complaints about the high cost of prescription drugs, they remain the best alternative to invasive procedures and hospital stays. Prescription drugs represent less than 10% of total health care costs.

The top performing stocks in the Series in 2001 were: Genzyme
(+33.1%), Andrx Group (+21.7%), Abbott Labs (+17.1%), Stryker
Corp. (+15.6%), Johnson & Johnson (+14.0%) and King
Pharmaceuticals (+8.7%).

The stocks that declined significantly in the Series in 2001 included: Watson Pharmaceuticals (-38.7%), Merck (-35.9%), Schering-Plough (-35.9%) and Genentech (-33.4%).

            JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

                                    [GRAPH]

                 JNL/First Trust Pharmaceutical        Morgan Stanley Healthcare
  Date              Healthcare Sector Series                Product Index
--------------------------------------------------------------------------------

    7/2/99                   10,000                             10,000
07/31/1999                    9,500                              9,818
08/31/1999                    9,590                              9,975
09/30/1999                    9,080                              9,117
10/31/1999                    9,370                              9,477
11/30/1999                    9,880                              9,773
12/31/1999                    9,740                              9,729
01/31/2000                   10,320                             10,008
02/29/2000                   10,680                              9,944
03/31/2000                   10,610                             10,089
04/30/2000                   10,510                             10,463
05/31/2000                   10,560                             10,679
06/30/2000                   12,080                             11,491
07/31/2000                   11,930                             11,028
08/31/2000                   12,940                             11,734
09/30/2000                   13,480                             11,845
10/31/2000                   13,370                             11,939
11/30/2000                   13,430                             12,340
12/31/2000                   13,600                             12,719
01/31/2001                   12,710                             12,069
02/28/2001                   12,910                             12,344
03/31/2001                   11,750                             11,841
04/30/2001                   12,360                             12,028
05/31/2001                   12,760                             12,571
06/30/2001                   12,920                             12,297
07/31/2001                   13,050                             12,668
08/31/2001                   12,750                             12,570
09/30/2001                   12,580                             12,355
10/31/2001                   12,420                             12,774
11/30/2001                   12,710                             13,224
12/31/2001                   12,670                             13,333


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -6.84%
          Since inception                     9.96%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST TARGET 25 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Target 25 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series significantly outperformed the S&P 500 Index in 2001. The Series best performers were: Flowers Foods (+92.9%), Pentair (+54.4%), Fortune Brands (+35.7%), Brunswick (+35.6%) and Ashland Inc. (+31.9%). The stocks that declined in te Series included: Millennium Chemical (-27.4%), Goodrich (-24.3%), Hollinger International (-22.9%), Cooper Industries (-21.6%) and Eastman Chemical (-16.6%).

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

                        JNL/FIRST TRUST TARGET 25 SERIES

                                    [GRAPH]

  Date         JNL/First Trust Target 25 Series    S&P Mid 400 Barra Value Index
--------------------------------------------------------------------------------

    7/2/99                  10,000                            10,000
07/31/1999                   9,430                             9,846
08/31/1999                   9,000                             9,473
09/30/1999                   8,520                             9,007
10/31/1999                   8,190                             9,186
11/30/1999                   8,120                             9,373
12/31/1999                   8,300                             9,663
01/31/2000                   7,530                             9,246
02/29/2000                   6,970                             8,907
03/31/2000                   7,800                            10,269
04/30/2000                   8,070                            10,175
05/31/2000                   7,870                            10,470
06/30/2000                   7,370                            10,001
07/31/2000                   7,320                            10,393
08/31/2000                   7,650                            11,136
09/30/2000                   7,010                            11,302
10/31/2000                   7,500                            11,194
11/30/2000                   7,170                            11,209
12/31/2000                   7,940                            12,356
01/31/2001                   8,150                            12,906
02/28/2001                   8,390                            12,479
03/31/2001                   7,980                            11,914
04/30/2001                   8,620                            12,992
05/31/2001                   9,010                            13,266
06/30/2001                   8,820                            13,287
07/31/2001                   8,940                            13,289
08/31/2001                   9,200                            13,019
09/30/2001                   7,880                            11,560
10/31/2001                   8,090                            11,741
11/30/2001                   8,820                            12,455
12/31/2001                   9,070                            13,306

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             14.23%
          Since inception                    -3.84%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST TARGET SMALL-CAP SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Target Small-Cap Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series lagged the Russell 2000 Index, -3.90% vs. 2.60% in 2001. The top Series' performers were: Hot Topic (+91.0%), Pier 1
(+70.6%), ITT Educational Services (+67.6%) and Independence
Community Bank Corp. (+45.4%). The largest decliners in the Series were: Aremissoft (-95.4%), Kenneth Cole (-56.0%), Rainbow
Technologies (-53.2%), SBS Technologies (-51.3%) and PolyMedica
Corp.                 (-50.3%).

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

       JNL/FIRST TRUST TARGET SMALL-CAP SERIES

                      [GRAPH]

                JNL/First Trust Target         Russell
   date           Small-Cap Series            2000 Index
--------------------------------------------------------

   07/2/99             10,000                   10,000
07/31/1999              9,780                    9,749
08/31/1999              9,310                    9,390
09/30/1999              9,560                    9,390
10/31/1999              9,650                    9,430
11/30/1999             10,770                   10,004
12/31/1999             12,380                   11,137
01/31/2000             11,560                   10,956
02/29/2000             15,210                   12,767
03/31/2000             14,830                   11,927
04/30/2000             13,050                   11,209
05/31/2000             12,130                   10,554
06/30/2000             13,760                   11,477
07/31/2000             13,050                   11,118
08/31/2000             14,940                   11,962
09/30/2000             14,470                   11,607
10/31/2000             14,330                   11,090
11/30/2000             14,240                    9,951
12/31/2000             15,130                   10,812
01/31/2001             15,320                   11,375
02/28/2001             14,900                   10,629
03/31/2001             13,710                   10,109
04/30/2001             14,940                   10,899
05/31/2001             15,100                   11,167
06/30/2001             15,520                   11,548
07/31/2001             14,070                   10,938
08/31/2001             13,360                   10,585
09/30/2001             11,810                    9,159
10/31/2001             12,710                    9,696
11/30/2001             13,620                   10,447
12/31/2001             14,540                   11,145


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -3.90%
          Since inception                    16.20%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust Technology Sector Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

Information technology stocks led the fourth-quarter rebound in equities. Semiconductors led technology stocks higher on reports that chip sales had bottomed in third quarter and were expected to begin a multi-year growth cycle in the fourth quarter. Information technology stocks returned 34%, triple the return of the S&P 500. Unfortunately, despite the rally in fourth quarter, technology issues produced another dismal showing in 2001. The following S&P group returns reflect how technology stocks fared in 2001:
Communication-Equipment (-61.7%), Computer Systems (-21.9%), Semiconductors (-14.0%) and Software (+4.0%).

The outlook for technology stocks is optimistic heading into 2002. We believe that the strength of the economy will continue to play a major role in the technology sector. We are looking for a solid recovery by the second half of the year. Companies spent the better part of 2001 working down bloated inventories, which is a positive. Companies normally set their tech budgets at the beginning of the year, so we should get an indication by the end of first quarter as to how confident businesses are moving forward.

The top performing stocks in the Series in 2001 were: Symantec (+98.7%), Dell (+55.9%), Microsoft (+52.7%) and IBM (+43.0%).

The stocks that performed poorly in the Series in 2001 included: Juniper Networks (-85.0%), EMC (-79.3%), Tellabs (-73.5%), Siebel Systems (-58.6%), Sun
Microsystems (-55.9%), Check Point Software (-55.2%), Cisco Systems (-52.7%) and Oracle (-52.5%).

              JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

                              [GRAPH]

                JNL/First Trust Technology           Morgan Stanley
date                 Sector Series                   High Tech Index
-----------------------------------------------------------------------

    7/2/99                10,000                         10,000
07/31/1999                 9,840                          9,571
08/31/1999                10,410                         10,108
09/30/1999                10,720                         10,425
10/31/1999                11,680                         11,091
11/30/1999                13,030                         12,997
12/31/1999                15,390                         15,591
01/31/2000                14,340                         14,905
02/29/2000                18,660                         17,569
03/31/2000                19,370                         17,991
04/30/2000                18,670                         16,577
05/31/2000                16,770                         15,370
06/30/2000                19,100                         17,216
07/31/2000                17,820                         16,691
08/31/2000                20,460                         18,927
09/30/2000                18,120                         16,124
10/31/2000                16,670                         15,732
11/30/2000                12,240                         12,017
12/31/2000                12,180                         11,331
01/31/2001                13,330                         13,350
02/28/2001                 8,870                         10,071
03/31/2001                 7,530                          8,895
04/30/2001                 9,080                         10,308
05/31/2001                 8,640                          9,662
06/30/2001                 8,110                          9,836
07/31/2001                 7,350                          9,254
08/31/2001                 6,070                          8,137
09/30/2001                 4,680                          6,349
10/31/2001                 5,740                          7,501
11/30/2001                 6,830                          8,727
12/31/2001                 6,720                          8,725


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -44.83%
          Since inception                   -14.74%
          (Inception date July 2,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series outperformed the DJIA in 2001 -2.83% vs. -5.40%. Series' stocks that appreciated were the following: Caterpillar (+13.7%), Philip Morris (+9.1%), Procter & Gamble (+3.1%), International Paper (+1.4%) and Minnesota Mining (+0.2%). The stocks that declined were the following: Eastman Kodak (-21.9%), SBC Communications (-16.1%), Du Pont (-9.1%), Exxon Mobil (-7.6%) and General Motors (-1.0%).

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

          JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES

                           [GRAPH]

                      JNL/First Trust               The Dow Jones
      date        Dow(SM) Target 10 Series        Industrial Average
--------------------------------------------------------------------

    7/2/99                10,000                         10,000
07/31/1999                 9,420                          9,571
08/31/1999                 9,600                          9,750
09/30/1999                 9,160                          9,318
10/31/1999                 9,020                          9,678
11/30/1999                 8,720                          9,830
12/31/1999                 8,730                         10,401
01/31/2000                 8,410                          9,902
02/29/2000                 7,700                          9,184
03/31/2000                 8,280                          9,917
04/30/2000                 8,360                          9,752
05/31/2000                 8,290                          9,580
06/30/2000                 7,590                          9,523
07/31/2000                 7,820                          9,597
08/31/2000                 8,590                         10,252
09/30/2000                 8,010                          9,748
10/31/2000                 8,510                         10,047
11/30/2000                 8,170                          9,561
12/31/2000                 9,180                          9,911
01/31/2001                 9,010                         10,012
02/28/2001                 9,040                          9,673
03/31/2001                 8,630                          9,113
04/30/2001                 9,200                          9,912
05/31/2001                 9,560                         10,100
06/30/2001                 9,450                          9,727
07/31/2001                 9,500                          9,756
08/31/2001                 9,150                          9,250
09/30/2001                 8,440                          8,232
10/31/2001                 8,180                          8,454
11/30/2001                 8,780                          9,203
12/31/2001                 8,920                          9,438



          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -2.83%
          Since inception                    -4.48%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 5 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series outperformed the DJIA in 2001 -3.35% vs. -5.40%. Caterpillar, Philip Morris and International Paper appreciated by 13.7%, 9.1% and 1.4%, respectively. Eastman Kodak and SBC Communications declined by 21.9% and 16.1%, respectively.

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

          JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES

                            [GRAPH]

                   JNL/First Trust The            Dow Jones
      date         Dow Target 5 Series        Industrial Average
----------------------------------------------------------------

    7/2/99                 10,000                   10,000
07/31/1999                  9,340                    9,571
08/31/1999                  9,320                    9,750
09/30/1999                  8,720                    9,318
10/31/1999                  8,420                    9,678
11/30/1999                  7,870                    9,830
12/31/1999                  7,790                   10,401
01/31/2000                  7,420                    9,902
02/29/2000                  6,750                    9,184
03/31/2000                  7,290                    9,917
04/30/2000                  7,650                    9,752
05/31/2000                  7,090                    9,580
06/30/2000                  6,300                    9,523
07/31/2000                  6,450                    9,597
08/31/2000                  6,680                   10,252
09/30/2000                  6,280                    9,748
10/31/2000                  6,870                   10,047
11/30/2000                  6,780                    9,561
12/31/2000                  7,760                    9,911
01/31/2001                  7,770                   10,012
02/28/2001                  7,850                    9,673
03/31/2001                  7,570                    9,113
04/30/2001                  8,020                    9,912
05/31/2001                  8,390                   10,100
06/30/2001                  8,020                    9,727
07/31/2001                  8,250                    9,756
08/31/2001                  8,050                    9,250
09/30/2001                  7,460                    8,232
10/31/2001                  6,870                    8,454
11/30/2001                  7,320                    9,203
12/31/2001                  7,500                    9,438


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -3.35%
          Since inception                   -10.90%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST THE S&P(R) Target 10 Series
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust The S&P(R) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series significantly underperformed the S&P 500 Index in 2001, -21.39% vs. -11.89%. The performance of the Series was greatly impacted by Enron. Enron, an energy company, is immersed in an accounting scandal and has filed for bankruptcy protection. Enron declined by 99.3% in 2001. Dynegy, another energy company in the Series, and a competitor to Enron, was down 54.2% for the year. Other poor performers were: El Paso Corp. (-36.7%) and Reliant Energy (-36.1%). The two positive performing stocks in the Series were Tenet Health and UnitedHealth Group, up 32.1% and 15.4%, respectively.

       JNL/FIRST TRUST THE S&P(R) Target 10 Series

                         [GRAPH]

                  JNL/First Trust The S&P(R)
      date            Target 10 Series           S&P 500 Index
--------------------------------------------------------------

    7/2/99                 10,000                   10,000
07/31/1999                  9,610                    9,558
08/31/1999                  9,540                    9,511
09/30/1999                  9,250                    9,250
10/31/1999                  9,780                    9,836
11/30/1999                 10,520                   10,036
12/31/1999                 11,060                   10,627
01/31/2000                 10,580                   10,093
02/29/2000                 10,660                    9,902
03/31/2000                 11,650                   10,871
04/30/2000                 11,490                   10,543
05/31/2000                 10,080                   10,327
06/30/2000                  9,910                   10,582
07/31/2000                 10,430                   10,416
08/31/2000                 11,870                   11,063
09/30/2000                 11,710                   10,479
10/31/2000                 12,340                   10,435
11/30/2000                 11,070                    9,612
12/31/2000                 11,970                    9,659
01/31/2001                 11,290                   10,002
02/28/2001                 11,350                    9,090
03/31/2001                 11,110                    8,514
04/30/2001                 11,780                    9,176
05/31/2001                 11,360                    9,237
06/30/2001                 11,070                    9,012
07/31/2001                 11,140                    8,924
08/31/2001                 10,570                    8,365
09/30/2001                 10,070                    7,690
10/31/2001                  9,760                    7,836
11/30/2001                  9,620                    8,437
12/31/2001                  9,410                    8,578


          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                            -21.39%
          Since inception                    -2.41%
          (Inception date July 2, 1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM)Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series outperformed the DJIA in 2001, -3.21% vs. -5.40% . The stocks in the Series that appreciated were the following: Caterpillar (+13.7%), Philip Morris (+9.1%), Procter & Gamble (+3.1%), International Paper (+1.4%) and Minnesota Mining (+0.2%). The stocks that declined in the Series were the following:
Eastman Kodak (-21.9%), SBC Communications (-16.1%), Du Pont (-9.1%), Exxon Mobil (-7.6%) and General Motors (-1.0%).

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

                  JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES

                                    [GRAPH]

                  JNL/First Trust The Dow        Dow Jones
Date                Target 10 Series         Industrial Average
---------------------------------------------------------------

   8/17/99               10,000                    10,000
08/31/1999                9,790                     9,814
09/30/1999                9,370                     9,380
10/31/1999                9,220                     9,742
11/30/1999                8,920                     9,895
12/31/1999                8,930                    10,470
01/31/2000                8,510                     9,968
02/29/2000                7,800                     9,245
03/31/2000                8,400                     9,983
04/30/2000                8,490                     9,817
05/31/2000                8,430                     9,643
06/30/2000                7,740                     9,586
07/31/2000                7,980                     9,660
08/31/2000                8,740                    10,320
09/30/2000                8,180                     9,813
10/31/2000                8,670                    10,114
11/30/2000                8,310                     9,624
12/31/2000                9,350                     9,976
01/31/2001                9,160                    10,078
02/28/2001                9,180                     9,738
03/31/2001                8,770                     9,174
04/30/2001                9,340                     9,978
05/31/2001                9,700                    10,167
06/30/2001                9,590                     9,791
07/31/2001                9,640                     9,821
08/31/2001                9,290                     9,311
09/30/2001                8,570                     8,287
10/31/2001                8,300                     8,510
11/30/2001                8,910                     9,264
12/31/2001                9,050                     9,501


          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          1 year                                -3.21%
          Since inception                       -4.11%
          (Inception date August 16,1999).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

                         JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES
[FIRST TRUST(R) LOGO]    First Trust Advisors L.P.
                         Team Management

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 Index and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S. out of recession. According to the National Bureau of Economic Research, the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September. A combination of a deeply oversold market following the tragic events of September 11th, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities.

The Series outperformed the DJIA in 2001 -3.19% vs. -5.40%. The stocks in the Series that appreciated were: Caterpillar (+13.7%), Philip Morris (+9.1%), Procter & Gamble (+3.1%), International Paper (+1.4%) and Minnesota Mining (+0.2%). The stocks that declined in the Series were: Eastman Kodak (-21.9%), SBC Communications (-16.1%), Du Pont (-9.1%), Exxon Mobil (-7.6%) and General Motors (-1.0%).

Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.7% while the S&P Barra Growth Index declined by 12.7%.

         JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES

                             [GRAPH]

              JNL/First Trust The Dow(SM)          Dow Jones
      date         Target 10 Series            Industrial Average
-----------------------------------------------------------------

01/03/2000              10,000                     10,000
01/31/2000               9,780                      9,638
02/29/2000               8,960                      8,939
03/31/2000               9,600                      9,652
04/30/2000               9,680                      9,491
05/31/2000               9,610                      9,324
06/30/2000               8,820                      9,268
07/31/2000               9,080                      9,340
08/31/2000               9,960                      9,978
09/30/2000               9,300                      9,488
10/31/2000               9,880                      9,779
11/30/2000               9,480                      9,305
12/31/2000              10,660                      9,646
01/31/2001              10,460                      9,744
02/28/2001              10,490                      9,415
03/31/2001              10,010                      8,870
04/30/2001              10,680                      9,647
05/31/2001              11,080                      9,830
06/30/2001              10,960                      9,467
07/31/2001              11,020                      9,496
08/31/2001              10,610                      9,003
09/30/2001               9,780                      8,012
10/31/2001               9,470                      8,228
11/30/2001              10,170                      8,957
12/31/2001              10,320                      9,186

          AVERAGE ANNUAL
          TOTAL RETURN
          -----------------------------------------

          1 year                             -3.19%
          Since inception                     1.59%
          (Inception date January 3, 2000).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

-------------------------------------------------------------
 JNL/First Trust Communications Sector Series
-------------------------------------------------------------

COMMON STOCKS - 100.0%
----------------------
MEDIA - 10.6%
   AOL Time Warner Inc. (b)                   16   $     518
   Comcast Corp. (b)                          16         589
                                                  -----------
                                                       1,107

TELECOMMUNICATIONS - 43.9%
   Amdocs Ltd. (b)                            12         424
   BellSouth Corp.                            15         587
   CenturyTel Inc.                             9         305
   Qwest Communications                       15         216
    International Inc.
   SBC Communications Inc.                    13         523
   Telefonica SA - ADR (b)                    12         491
   Telefonos de Mexico SA - ADR               21         725
   Telephone & Data Systems Inc.               2         221
   Verizon Communications Inc.                12         580
   WorldCom Inc. (b)                          36         508
                                                  -----------
                                                       4,580

TELECOMMUNICATIONS EQUIPMENT - 28.9%
   CIENA Corp. (b)                            12         172
   Cisco Systems Inc. (b)                     18         330
   Comverse Technology Inc. (b)               18         395
   Corning Inc.                               33         295
   Juniper Networks Inc. (b)                   9         172
   Nokia Corp. - ADR                          19         465
   Qualcomm Inc. (b)                           9         462
   Scientific-Atlanta Inc.                    18         421
   Tellabs Inc. (b)                           20         300
                                                  -----------
                                                       3,012

WIRELESS TELECOMMUNICATIONS - 16.6%
   Motorola Inc.                              13         191
   NTT DoCoMo Inc. - ADR                       7         416
   Sprint Corp. (PCS Group) (b)               27         648
   Vodafone Group Plc - ADR                   19         478
                                                  -----------
                                                       1,733
                                                  -----------

     Total Common Stocks
       (cost $16,720)                                 10,432
                                                  -----------

Total Investments - 100%
------------------------
   (cost $16,720)                                  $  10,432
                                                  ===========


-------------------------------------------------------------
 JNL/FIRST TRUST ENERGY SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 99.0%
---------------------
ELECTRIC - 7.4%
   Mirant Corp. (b)                           16   $     249
   Reliant Resources Inc. (b)                 18         303
                                                  -----------
                                                         552
OIL & GAS PRODUCERS - 70.0%
   Anadarko Petroleum Corp.                    5         298
   Apache Corp.                                6         317
   ChevronTexaco Corp.                         3         306
   Conoco Inc.                                10         291
   Devon Energy Corp.                          8         303
   ENI SpA - ADR                               5         291
   Ensco International Inc.                   14         353
   EOG Resources Inc.                          8         302
   Exxon Mobil Corp.                           7         291
   GlobalSantaFe Corp.                        12         342
   Nabors Industries Inc. (b)                  9         311
   Noble Drilling Corp. (b)                   10         329
   Royal Dutch Petroleum Co. - NYS             6         293
   TotalFina SA - ADR                          4         303
   USX-Marathon Group Inc.                    10         310
   Valero Energy Corp.                         8         299
   Vintage Petroleum Inc.                     21         299
                                                  -----------
                                                       5,238

OIL & GAS SERVICES - 13.1%
   BJ Services Co. (b)                        11         369
   Tidewater Inc.                              9         316
   Weatherford International Inc. (b)          8         299

                                                  -----------
                                                         984
PIPELINES - 8.5%
   El Paso Corp.                               8         335
   Williams Cos. Inc.                         12         298
                                                  -----------
                                                         633
                                                  -----------
     Total Common Stocks
       (cost $8,018)                                   7,407
                                                  -----------

SHORT TERM INVESTMENT - 1.0%
--------------------------------------
MONEY MARKET FUND - 1.0%
   Dreyfus Cash Management Plus,              77          77
      2.29% (a)
                                                  -----------

     Total Short Term Investment
      (cost $77)                                          77
                                                  -----------

TOTAL INVESTMENTS - 100%
--------------------------------------
   (cost $8,095)                                   $   7,484
                                                  ===========


-------------------------------------------------------------
 JNL/FIRST TRUST FINANCIAL SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 100.0%
----------------------
BANKS - 23.3%
   Bank of America Corp.                      10   $     639
   Bank of New York Co. Inc.                  12         506
   Comerica Inc.                               9         530
   Commerce Bancshares Inc.                   13         519
   Fleet Boston Financial Corp.               13         479
   SunTrust Banks Inc.                         8         491
   Wells Fargo & Co.                          12         533
                                                  -----------
                                                       3,697

DIVERSIFIED FINANCIAL SERVICES - 48.1%
   Capital One Financial Corp.                10         547
   Citigroup Inc.                             11         554
   Eaton Vance Corp.                          17         614
   Fannie Mae                                  7         522
   Freddie Mac                                 8         519
   Goldman Sachs Group Inc.                    5         502
   Household International Inc.                9         519
   Investment Technology Group Inc. (b)       16         644
   Legg Mason Inc.                            11         559
   Lehman Brothers Holdings Inc.               8         514
   MBNA Corp.                                 15         512
   Merrill Lynch & Co. Inc.                   10         511
   Morgan Stanley Dean Witter & Co.           10         561
   Raymond James Financial Inc.               16         562
                                                  -----------
                                                       7,640

INSURANCE - 22.3%
   AFLAC Inc.                                 19         475
   Allstate Corp.                             15         507
   American International Group Inc.           6         483
   Cigna Corp.                                 5         499
   MetLife Inc.                               17         532
   MGIC Investment Corp.                       9         525
   Nationwide Financial Services              13         523
      Inc. -  Class A
                                                  -----------
                                                       3,544

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

SAVINGS & LOANS - 6.3%
   Charter One Financial Inc.                 18   $     486
   Washington Mutual Inc.                     16         521
                                                  -----------
                                                       1,007
                                                  -----------

       Total Common Stocks
           (cost $15,294)                             15,888
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $15,294)                                  $  15,888
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.0%
---------------------
AIRLINES - 3.3%
   British Airways Plc                        96   $     273

ENGINEERING & CONSTRUCTION - 6.3%
   Cheung Kong Infrastructure                332         517
   Holdings Ltd.

FOOD - 9.4%
   Tate & Lyle Plc                           152         764

FOREST PRODUCTS & PAPER - 6.3%
   International Paper Co.                    13         512

MACHINERY - 7.2%
   Caterpillar Inc.                           11         591

MANUFACTURING - 9.9%
   Eastman Kodak Co.                          13         395
   Invensys Plc                              240         416
                                                  -----------
                                                         811
REAL ESTATE - 24.3%
   Amoy Properties Ltd.                      483         498
   Hang Lung Development Co. Ltd.            601         531
   Henderson Investment Ltd.                 723         561
   Hysan Development Co. Ltd.                391         394
                                                  -----------
                                                       1,984

RETAIL - 12.8%
   Marks & Spencer Plc                       198       1,040


TELECOMMUNICATIONS - 5.6%
   SBC Communications Inc.                    11         447

TOBACCO - 6.8%
   Philip Morris Cos. Inc.                    12         554

TRANSPORTATION - 5.1%
   Peninsular & Oriental Steam               120         413
    Navigation Co.
                                                  -----------

     Total Common Stocks
          (cost $7,714)                                7,906
                                                  -----------

SHORT TERM INVESTMENT - 3.0%
----------------------------
MONEY MARKET FUND - 3.0%
   Dreyfus Cash Management Plus,
    2.29% (a)                                248         248
                                                  -----------

      Total Short Term Investment
          (cost $248)                                    248
                                                  -----------

Total Investments - 100%
------------------------
   (cost $7,962)                                   $   8,154
                                                  ===========


SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001:
-------------------------------------------------------------
   COUNTRY                               % of         MARKET
                                     INVESTMENT        VALUE
-------------------------------------------------------------
  Hong Kong                               30.7%   $    2,501
  United Kingdom                          35.6         2,907
  United States                           33.7         2,746
                                     ----------   -----------
    Total                                100.0%   $    8,154
                                     ==========   ===========

-------------------------------------------------------------
 JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 100.0%
----------------------
APPAREL - 11.6%
   Columbia Sportswear Co. (b)                10   $     335
   Jones Apparel Group Inc. (b)                9         301
   Liz Claiborne Inc.                          6         299
                                                  -----------
                                                         935

AUTO MANUFACTURERS - 3.6%
   Ford Motor Co.                             18         288

BEVERAGES - 3.8%
  PepsiCo Inc.                                6          306

COSMETICS & PERSONAL CARE - 15.1%
   Avon Products Inc.                          6         292
   Colgate-Palmolive Co.                       5         301
   Kimberly-Clark Corp.                        5         318
   Procter & Gamble Co.                        4         307
                                                  -----------
                                                       1,218

FOOD - 20.6%
   ConAgra Foods Inc.                         13         304
   Dean Foods Co. (b)                          6         405
   H.J. Heinz Co.                              8         320
   Hershey Foods Corp.                         5         316
   Kraft Foods Inc.                            9         315
                                                  -----------
                                                       1,660

HEALTHCARE - 4.0%
   Johnson & Johnson                           6         326

HOME FURNISHINGS - 4.0%
   Whirlpool Corp.                             4         326

LEISURE TIME - 9.1%
   Carnival Corp.                             12         337
   Harley-Davidson Inc.                        7         397
                                                  -----------
                                                         734
MEDIA - 8.6%
   AOL Time Warner Inc. (b)                   11         344
   Walt Disney Co.                            17         347
                                                  -----------
                                                         691
PHARMACEUTICALS - 11.8%
   Bristol-Myers Squibb Co.                    7         337
   Merck & Co. Inc.                            5         279
   Pfizer Inc.                                 8         333
                                                  -----------
                                                         949
RETAIL - 7.8%
   Outback Steakhouse Inc. (b)                10         328
   Wendy's International Inc.                 10         298
                                                  -----------
                                                         626
                                                  -----------
     Total Common Stocks
       (cost $7,681)                                   8,059
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $7,681)                                   $   8,059
                                                  ===========

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

-------------------------------------------------------------
 JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 99.8%
---------------------
BIOTECHNOLOGY - 12.9%
   Amgen Inc. (b)                             16   $     881
   Genentech Inc. (b)                         19       1,026
   Genzyme Corp.-General Division (b)         21       1,245
                                                  -----------
                                                       3,152
HEALTHCARE - 24.5%
   Guidant Corp. (b)                          20         987
   Health Management Associates Inc. (b)      51         938
   Johnson & Johnson                          17       1,002
   Medtronic Inc.                             21       1,077
   Stryker Corp.                              18       1,036
   Wellpoint Health Networks Inc. (b)          8         962
                                                  -----------
                                                       6,002
PHARMACEUTICALS - 62.4%
   Abbott Laboratories                        18         993
   Andrx Group (b)                            14         992
   AstraZeneca Plc - ADR                      22       1,010
   Bristol-Myers Squibb Co.                   20         999
   Cardinal Health Inc.                       14         929
   Elan Corp. Plc - ADR (b)               21          958
   Eli Lilly & Co.                            12         920
   Express Scripts Inc. - Class A (b)         25       1,165
   GlaxoSmithKline Plc - ADR (b)              19         942
   King Pharmaceuticals Inc. (b)              25       1,074
   MedImmune Inc. (b)                         21         980
   Merck & Co. Inc.                           15         904
   Novartis AG - ADR                          25         930
   Pfizer Inc.                                25         998
   Schering-Plough Corp.                      25         913
   Watson Pharmaceutical Inc.                 20         617
                                                  -----------
                                                      15,324
                                                  -----------

        Total Common Stocks
           (cost $23,414)                             24,478
                                                  -----------

SHORT TERM INVESTMENT - 0.2%
----------------------------
MONEY MARKET FUND - 0.2%
   Dreyfus Cash Management Plus,
      2.29% (a)                               46          46
                                                  -----------


      Total Short Term Investment
          (cost $46)                                      46
                                                  -----------

Total Investments - 100%
------------------------
   (cost $23,460)                                  $  24,524
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST TARGET 25 SERIES
-------------------------------------------------------------

COMMON STOCKS - 96.5%
---------------------
AEROSPACE & DEFENSE - 2.5%
   Goodrich Corp.                              8   $     215

CHEMICALS - 13.5%
   Ashland Inc.                                8         381
   Eastman Chemical Co.                        6         225
   Millennium Chemicals Inc.                  17         211
   PPG Industries Inc.                         6         322
                                                  -----------
                                                       1,139

COMMERCIAL SERVICES - 3.9%
   R.R. Donnelley & Sons Co.                  11        330

FOOD - 7.2%
   Flowers Foods Inc. (b)                     15         610

FOREST PRODUCTS & PAPER - 15.1%
   Plum Creek Timber Co. Inc.                 11         323
   Rayonier Inc.                               7         365
   Westvaco Corp.                             10         282
   Weyerhaeuser Co.                            6         307
                                                  -----------
                                                       1,277

HAND & MACHINE TOOLS - 4.2%
   Snap-On Inc.                               11         355

HOUSEHOLD PRODUCTS - 8.1%
   Fortune Brands Inc.                        10         384
   Wallace Computers Services Inc.            16         299
                                                  -----------
                                                         683
LEISURE TIME - 4.5%
   Brunswick Corp.                            18         383

MACHINERY - 3.6%
   Cummins Inc.                                8         302

MANUFACTURING - 12.3%
   Cooper Industries Inc.                      6         226
   Pall Corp.                                 14         329
   Pentair Inc.                               13         487
                                                  -----------
                                                       1,042

MEDIA - 2.5%
   Hollinger International Inc.               18         215

OFFICE & BUSINESS EQUIPMENT - 4.0%
   Imagistics International Inc. (b)           1           7
   Pitney Bowes Inc.                           9         335
                                                  -----------
                                                         342

OIL & GAS PRODUCERS - 7.5%
   Sunoco Inc.                                 9         325
   USX-Marathon Group Inc.                    10         307
                                                  -----------
                                                         632
PACKAGING & CONTAINERS - 4.1%
   Sonoco Products Co.                        13         344

TOBACCO - 3.5%
   Universal Corp.                             8         299
                                                  -----------

        Total Common Stocks
           (cost $7,617)                               8,168
                                                  -----------

SHORT TERM INVESTMENT - 3.5%
----------------------------
MONEY MARKET FUND - 3.5%
   Dreyfus Cash Management Plus, 2.29% (a)   297         297
                                                  -----------

      Total Short Term Investment
          (cost $297)                                    297
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $7,914)                                   $   8,465
                                                  ===========

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

-------------------------------------------------------------
 JNL/First Trust Target Small-Cap Series
-------------------------------------------------------------

COMMON STOCKS - 97.8%
---------------------
APPAREL - 1.5%
   Nautica Enterprises Inc. (b)               17   $     222

AUTO MANUFACTURERS - 3.0%
     Oshkosh Truck Corp.                       9         443

BANKS - 4.2%
   Community First Bankshares Inc.            24         611

BEVERAGES - 1.2%
   Robert Mondavi Corp. - Class A (b)          5         174

BIOTECHNOLOGY - 3.1%
   Cell Genesys Inc. (b)                      19         448

COMMERCIAL SERVICES - 8.6%
   ITT Educational Services Inc. (b)          13         480
   Learning Tree International Inc. (b)       12         328
   Rent-A-Center Inc. (b)                     13         444
                                                  -----------
                                                       1,252

COMPUTERS - 4.0%

   Mercury Computer Systems Inc. (b)          12         477
   Rainbow Technologies Inc. (b)              14         103
                                                  -----------
                                                         580

ELECTRIC - 4.2%
     PNM Resources Inc.                       22         606

ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
   Belden Inc.                                13         303
   Littelfuse Inc. (b)                        13         344
                                                  -----------
                                                         647

ELECTRONICS - 6.5%
   Ii-Vi Inc. (b)                              7         126
   Park Electrochemical Corp.                  8         214
   SBS Technologies Inc. (b)                   7         102
   Varian Inc. (b)                            16         506
                                                  -----------
                                                         948

ENGINEERING & CONSTRUCTION - 2.3%
   Insituform Technologies Inc. (b)           13         341

HEALTHCARE - 9.7%
   Cooper Cos. Inc.                            8         389
   Idexx Laboratories Inc. (b)                18         519
   PolyMedica Corp. (b)                        7         121
   US Oncology Inc. (b)                       51         386
                                                  -----------
                                                       1,415

LEISURE TIME - 2.4%
   WMS Industries Inc. (b)                    17         345

MANUFACTURING - 0.7%
   Concord Camera Corp. (b)                   13         101

OIL & GAS PRODUCERS - 1.4%
   Forest Oil Corp. (b)                        7         205

OIL & GAS SERVICES - 5.2%
   Cal Dive International Inc. (b)            18         433
   Superior Energy Services Inc. (b)          38         326
                                                  -----------
                                                         759
RETAIL - 20.4%
   Casey's General Stores Inc.                28         410
   CEC Entertainment Inc. (b)                 15         645
   Footstar Inc. (b)                          11         337
   HOT Topic Inc. (b)                         11         330
   Kenneth Cole Productions Inc. (b)           6         113
   Pier 1 Imports Inc.                        53         914
   Rare Hospitality International Inc. (b)     9         213
                                                  -----------
                                                       2,962

SAVINGS & LOANS - 8.9%
   Independence Community Bank Corp.          34         764
   New York Community Bancorp Inc.            24         538
                                                  -----------
                                                       1,302

SOFTWARE - 0.1%
   AremisSoft Corp. (b)                       16          16

TRANSPORTATION - 4.8%
   Forward Air Corp. (b)                      11         369
   Landstar System Inc. (b)                    5         328
                                                  -----------
                                                         697

WIRELESS TELECOMMUNICATIONS - 1.2%
   Spectralink Corp. (b)                      10         169
                                                  -----------

     Total Common Stocks
       (cost $13,787)                                 14,243
                                                  -----------

Short Term Investment - 2.2%
----------------------------
Money Market Fund - 2.2%
   Dreyfus Cash Management Plus, 2.29% (a)   325         325
                                                  -----------

    Total Short Term Investment
       (cost $325)                                       325
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $14,112)                                  $  14,568
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 100.0%
----------------------
COMPUTERS - 23.8%
   Dell Computer Corp. (b)                    46   $   1,253
   EMC Corp. (b)                              50         667
   International Business Machines Corp.       7         795
   Sun Microsystems Inc. (b)                  51         629
   SunGard Data Systems Inc. (b)              24         691
   Veritas Software Corp. (b)                 16         739
                                                  -----------
                                                       4,774

ELECTRONICS - 3.2%
   Celestica Inc. (b)                         16         650

INTERNET - 11.7%
   Check Point Software Technologies
    Ltd. (b)                                  20         783
   Symantec Corp.                             24       1,570
                                                  -----------
                                                       2,353
SEMICONDUCTORS - 24.0%
   Altera Corp. (b)                           28         594
   Applied Materials Inc. (b)                 21         823
   Intel Corp.                                27         859
   Linear Technology Corp.                    18         710
   Maxim Integrated Products Inc. (b)         17         917
   Novellus Systems Inc. (b)                  23         917
                                                  -----------
                                                       4,820

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

SOFTWARE - 17.4%
   Adobe Systems Inc.                         20   $     626
   Microsoft Corp. (b)                        18       1,181
   Oracle Corp. (b)                           53         729
   Siebel Systems Inc. (b)                    34         956
                                                  -----------
                                                       3,492

TELECOMMUNICATIONS - 3.9%
     Amdocs Ltd. (b)                         23         775

TELECOMMUNICATIONS EQUIPMENT - 16.0%
   Cisco Systems Inc. (b)                     37         667
   Juniper Networks Inc. (b)                  26         501
   Nokia Corp. - ADR                          33         817
   Qualcomm Inc. (b)                          12         605
   Tellabs Inc. (b)                           41         613
                                                  -----------
                                                       3,203
                                                  -----------
     Total Common Stocks
         (cost $25,677)                               20,067
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $25,677)                                  $  20,067
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST THE DOW TARGET 10 SERIES
-------------------------------------------------------------

COMMON STOCKS - 99.2%
---------------------
AUTO MANUFACTURERS - 10.2%
   General Motors Corp.                       77   $   3,766

CHEMICALS - 9.1%
     E.I. du Pont de Nemours                  80       3,390

COSMETICS & PERSONAL CARE - 10.9%
   Procter & Gamble Co.                       51       4,027

FOREST PRODUCTS & PAPER - 10.1%
   International Paper Co.                    93       3,738

MACHINERY - 11.6%
   Caterpillar Inc.                           83       4,312

MANUFACTURING - 18.0%
   Eastman Kodak Co.                          98       2,879
   Minnesota Mining & Manufacturing           32       3,813
   Co.
                                                  -----------
                                                       6,692

OIL & GAS PRODUCERS - 9.6%
   Exxon Mobil Corp.                          91       3,557

TELECOMMUNICATIONS - 8.8%
   SBC Communications Inc.                    83       3,270

TOBACCO - 10.9%
   Philip Morris Cos. Inc.                    88       4,043
                                                  -----------

     Total Common Stocks
       (cost $37,094)                                 36,795
                                                  -----------

SHORT TERM INVESTMENT - 0.8%
----------------------------
MONEY MARKET FUND - 0.8%
   Dreyfus Cash Management Plus, 2.29% (a)   288         288

                                                  -----------

     Total Short Term Investment
       (cost $288)                                       288
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $37,382)                                  $  37,083
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST THE DOW TARGET 5 SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.6%
---------------------
FOREST PRODUCTS & PAPER - 20.0%
   International Paper Co.                    34   $   1,371

MACHINERY - 23.1%
     Caterpillar Inc.                         30       1,582

MANUFACTURING - 15.4%
   Eastman Kodak Co.                          36       1,056

TELECOMMUNICATIONS - 17.5%
   SBC Communications Inc.                    31       1,199

TOBACCO - 21.6%
   Philip Morris Cos. Inc.                    32       1,482
                                                  -----------

   Total Common Stocks
     (cost $6,421)                                     6,690
                                                  -----------

SHORT TERM INVESTMENT - 2.4%
----------------------------
MONEY MARKET FUND - 2.4%
   Dreyfus Cash Management Plus, 2.29% (a)   165         165
                                                  -----------

     Total Short Term Investment
       (cost $165)                                       165
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $6,586)                                   $   6,855
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST THE S&P TARGET 10 SERIES
-------------------------------------------------------------

COMMON STOCKS - 98.3%
---------------------
DIVERSIFIED FINANCIAL SERVICES - 8.0%
   Lehman Brothers Holdings Inc.              24   $   1,608

ELECTRIC - 8.1%
     Reliant Energy Inc.                      62       1,645

HEALTHCARE - 32.5%
   Tenet Healthcare Corp. (b)                 60       3,511
   UnitedHealth Group Inc.                    43       3,067
                                                  -----------
                                                       6,578
INSURANCE - 10.8%
   St. Paul Cos. Inc.                         50       2,184

PHARMACEUTICALS - 12.5%
   Cardinal Health Inc.                       39       2,526

PIPELINES - 14.3%
   Dynegy Inc. - Class A                      48       1,222
   El Paso Corp.                              37       1,649
   Enron Corp.  (c)                           31          18
                                                  -----------
                                                       2,889

SAVINGS & LOANS - 12.1%
   Washington Mutual Inc.                     75       2,438
                                                  -----------

     Total Common Stocks
       (cost $20,382)                                 19,868
                                                  -----------

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2001

                                           Shares      Value
--------------------------------------------------------------------------------

SHORT TERM INVESTMENT - 1.7%
----------------------------
MONEY MARKET FUND - 1.7%
   Dreyfus Cash Management Plus,             349   $     349
      2.29% (a)
                                                  -----------

     Total Short Term Investment
       (cost $349)                                       349
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $20,731)                                  $  20,217
                                                  ===========

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2001.
(b)  Non-income producing security.
(c) The company filed a voluntary petition for Chapter 11 reorganization in the U.S. Bankruptcy Court.



                     See notes to the financial statements.


JNL VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
December 31, 2001

                                            JNL/            JNL/             JNL/            JNL/            JNL/
                                        First Trust      First Trust     First Trust     First Trust      First Trust
                                       Communications      Energy         Financial     Global Target   Leading Brands
ASSETS                                 Sector Series    Sector Series   Sector Series     15 Series      Sector Series
                                       --------------   -------------   -------------   -------------   --------------
Investments in securities, at cost      $     16,720     $     8,095     $    15,294     $     7,962     $      7,681
                                       ==============   =============   =============   =============   ==============
Investments in securities, at value (a) $     10,432     $     7,484     $    15,888     $     8,154     $      8,059

Receivables:
   Dividends and interest                          3               3              20              30                8
   Foreign taxes recoverable                       -               1               -               -                -
   Forward currency contracts                      -               -               -               -                -
   Fund shares sold                                8               6              17              20                6
   Investment securities sold                     46               -               -               -                -
Collateral for securities loaned                   -               -               -             307                -
                                       --------------  --------------  --------------   -------------   --------------
TOTAL ASSETS                                  10,489           7,494          15,925           8,511            8,073
                                       --------------  --------------  --------------   -------------   --------------
LIABILITIES
Cash overdraft                                     7               -               1               -               32
Payables:
   Administrative fees                             1               1               1               1                1
   Advisory fees                                   7               4              10               5                5
   Forward currency contracts                      -               -               -               -                -
   Fund shares redeemed                            3               1               2               1                1
   Investment securities purchased                 -              20               -             122               28
Return of collateral for securities
 loaned                                            -               -               -             307                -
TOTAL LIABILITIES                                 18              26              14             436               67
                                       --------------  --------------  --------------   -------------   --------------
NET ASSETS                              $     10,471    $      7,468    $     15,911     $     8,075     $      8,006
                                       ==============  ==============  ==============   =============   ==============

NET ASSETS CONSIST OF:
Paid-in capital                         $     21,182    $      8,421    $     15,661     $     7,795     $      7,873
Undistributed (accumulated) net
   investment income (loss)                      (39)             34             118             384               60
Accumulated net realized gain (loss)          (4,384)           (376)           (462)           (296)            (305)
Net unrealized appreciation
   (depreciation)                             (6,288)           (611)            594             192              378
                                       --------------  --------------  --------------   -------------   --------------

                                        $     10,471    $      7,468   $      15,911     $     8,075     $      8,006
                                       ==============  ==============  ==============   =============   ==============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                 1,807             672           1,575             930              850
                                       ==============  ==============  ==============   =============   ==============
Net asset value per share               $       5.79    $      11.11    $      10.10     $      8.68     $       9.42
-------------------------------------- ==============  ==============  ==============   =============   ==============
(a) Including securities on loan of:    $          -    $          -    $          -     $       290     $          -

                     See notes to the financial statements.



JNL VARIABLE FUND LLC
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
December 31, 2001

                                       JNL/First Trust      JNL/        JNL/           JNL/       JNL/First    JNL/First  JNL/First
                                       Pharmaceutical/  First Trust  First Trust    First Trust   Trust The    Trust The  Trust The
                                         Healthcare      Target 25  Target Small-   Technology     Dow Target  Dow Target S&P Target
ASSETS                                  Sector Series      Series     Cap Series    Sector Series  10 Series    5 Series   10 Series
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
Investments in securities, at cost      $      23,460    $   7,914   $    14,112    $    25,677    $  37,382    $  6,586   $ 20,731
                                       ===============  =========== =============  =============  ===========  ========== ==========
Investments in securities, at value (a) $      24,524    $   8,465   $    14,568    $    20,067    $  37,083    $  6,855   $ 20,217

Receivables:
   Dividends and interest                          12           11             2              -           50          19         23
   Foreign taxes recoverable                        -            -             -              -            -           -          -
   Forward currency contracts                       -            -             -              -            -           -          -
   Fund shares sold                                14           27            32             12           24          95         98
   Investment securities sold                       -            -             1              -            -           -          -
Collateral for securities loaned                    -            -             -              -            -           -          -
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
TOTAL ASSETS                                   24,550        8,503        14,603         20,079       37,157       6,969     20,338
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
LIABILITIES
Cash overdraft                                      -            -             -             15            -           -          -
Payables:
   Administrative fees                              2            1             1              2            3           -          2
   Advisory fees                                   15            5             9             13           23           4         12
   Forward currency contracts                       -            -             -              -            -           -          -
   Fund shares redeemed                             3            1             2              5            6           1          2
   Investment securities purchased                 30           93           149              -          243          56        135
Return of collateral for securities
 loaned                                             -            -             -              -            -           -          -
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------

TOTAL LIABILITIES                                  50          100           161             35          275          61        151
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
NET ASSETS                              $      24,500    $   8,403   $    14,442    $    20,044    $  36,882    $  6,908   $ 20,187
                                       ===============  =========== =============  =============  ===========  ========== ==========

NET ASSETS CONSIST OF:
Paid-in capital                         $      22,239    $   7,967   $    12,860    $    35,200    $  36,774    $  7,570   $ 22,206
Undistributed (accumulated) net
   investment income (loss)                       (45)         211           (52)          (272)       1,054         327         38
Accumulated net realized gain (loss)            1,242         (326)        1,178         (9,274)        (647)     (1,258)    (1,543)
Net unrealized appreciation
   (depreciation)                               1,064          551           456         (5,610)        (299)        269       (514)
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------

                                        $      24,500    $   8,403   $    14,442    $    20,044    $  36,882    $  6,908   $ 20,187
                                       ===============  =========== =============  =============  ===========  ========== ==========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                  1,933          927           993          2,983        4,136         921      2,145
                                       ===============  =========== =============  =============  ===========  ========== ==========

Net asset value per share               $       12.67    $    9.07   $     14.54    $      6.72    $    8.92    $   7.50   $   9.41
-------------------------------------- ===============  =========== =============  =============  ===========  ========== ==========
                                        $           -    $       -   $         -    $         -    $       -    $      -   $      -


                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (in thousands)
For the Year Ended December 31, 2001


                                           JNL/            JNL/             JNL/            JNL/            JNL/
                                        First Trust     First Trust     First Trust     First Trust      First Trust
                                       Communications     Energy         Financial     Global Target   Leading Brands
                                       Sector Series   Sector Series   Sector Series     15 Series      Sector Series
                                       --------------  -------------   -------------   -------------   --------------
INVESTMENT INCOME
   Dividends                            $         82    $        71     $       183     $       256     $         81
   Foreign taxes withheld                         (3)            (2)             (1)            (10)               -
   Interest                                        4              4              5                3                3
   Securities lending                              -              -              -                2                -
                                       --------------  -------------   -------------   -------------   --------------
TOTAL INVESTMENT INCOME                           83             73             187             251               84
                                       --------------  -------------   -------------   -------------   --------------

EXPENSES
   Administrative fees                            10               6              13               8               5
   Advisory fees                                  81              46              95              42              41
                                       --------------  --------------  --------------   -------------  --------------
TOTAL EXPENSES                                    91              52             108              50              46

NET INVESTMENT INCOME (LOSS)                      (8)             21              79             201              38
                                       --------------  --------------  --------------   -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investme          (6,588)           (593)           (714)            264            (315)
Net change in unrealized appreciation
   (depreciation) on investments                (569)         (1,285)           (752)           (413)             32
                                       --------------  --------------  --------------   -------------  --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                (7,157)         (1,878)         (1,466)           (149)           (283)
                                       --------------  --------------  --------------   -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $     (7,165)    $    (1,857)    $    (1,387)    $        52    $       (245)
                                       ==============   =============   =============   =============  ==============

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF OPERATIONS (in thousands)
For the Year Ended December 31, 2001


                                       JNL/First Trust      JNL/        JNL/           JNL/       JNL/First    JNL/First  JNL/First
                                       Pharmaceutical/  First Trust  First Trust    First Trust   Trust The    Trust The  Trust The
                                         Healthcare      Target 25  Target Small-   Technology     Dow Target  Dow Target S&P Target
                                       Sector Series      Series     Cap Series    Sector Series  10 Series    5 Series   10 Series
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
INVESTMENT INCOME
   Dividends                            $         113    $     156   $        50    $        17    $     855    $    190   $    230
   Foreign taxes withheld                          (2)           -             -             (1)           -           -          -
   Interest                                         5            3             4              6           10           2          4
   Securities lending                               -            -             -              -            -           -          -
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
TOTAL INVESTMENT INCOME                           116          159            54             22          865         192        234
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------

EXPENSES                                           20            5             9             17           27           6         18
   Administrative fees                            147           37            68            129          203          41        139
   Advisory fees                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------

TOTAL EXPENSES                                    167           42            77            146          230          47        157
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
NET INVESTMENT INCOME (LOSS)
                                                  (51)         117           (23)          (124)         635         145         77
                                       ---------------  ----------- -------------  -------------  -----------  ---------- ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investme              469           54            93        (13,212)         294        (407)    (1,113)
Net change in unrealized appreciation          (1,593)         468           (28)         3,511       (1,898)         48     (3,575)
   (depreciation) on investments       ---------------  ----------- -------------  -------------  -----------  ---------- ----------

NET REALIZED AND UNREALIZED                    (1,124)         522            65         (9,701)      (1,604)       (359)    (4,688)
   GAIN (LOSS)                         ---------------  ----------- -------------  -------------  -----------  ---------- ----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $      (1,175)   $     639   $        42    $    (9,825)   $    (969)   $   (214)  $ (4,611)
                                       ===============  =========== =============  =============  ===========  ========== ==========

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2001


                                                  JNL/            JNL/             JNL/            JNL/            JNL/
                                               First Trust     First Trust     First Trust     First Trust      First Trust
                                              Communications     Energy         Financial     Global Target   Leading Brands
OPERATIONS                                    Sector Series   Sector Series   Sector Series     15 Series      Sector Series
                                              --------------  -------------   -------------   -------------   --------------
 Net investment income (loss)                  $         (8)   $        21     $        79     $       201     $         38
 Net realized gain (loss) on investments             (6,588)          (593)           (714)            264             (315)
 Net change in unrealized appreciation
    (depreciation) on investments                      (569)        (1,285)           (752)           (413)              32
                                              --------------  -------------   -------------   -------------   --------------
 FROM OPERATIONS                                     (7,165)        (1,857)         (1,387)             52             (245)
                                              --------------  -------------   -------------   -------------   --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   7,780          7,421          10,604           4,786            5,356
   Cost of shares redeemed                           (2,647)        (3,322)         (4,584)         (1,800)          (1,406)
                                              --------------  -------------   -------------   -------------   --------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                            5,133          4,099           6,020           2,986            3,950
                                              --------------  -------------   -------------   -------------   --------------

NET INCREASE (DECREASE) IN NET ASSET                 (2,032)         2,242           4,633           3,038            3,705

NET ASSETS BEGINNING OF PERIOD                       12,503          5,226          11,278           5,037            4,301
                                              --------------  -------------   -------------   -------------   --------------

NET ASSETS END OF PERIOD                       $      10,471   $     7,468     $    15,911     $     8,075     $      8,006
                                              ==============  =============   =============   =============   ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                    $        (39)    $       34     $      118      $       384    $         60
                                              ==============  =============   =============   =============  ==============

(1)SHARE TRANSACTIONS
Shares sold                                           1,042            574           1,033             567             585
Shares redeemed                                        (369)          (252)           (446)           (214)           (152)
                                              --------------  -------------   -------------   -------------  --------------
Net increase                                            673            322             587             353             433
                                              ==============  =============   =============   =============  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                        $ 12,134        $     8,529     $    15,616     $     5,560    $      7,071
Proceeds from sales of securities                 6,882              4,146           8,587           2,548           3,353


                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2001

                                        JNL/First Trust      JNL/        JNL/          JNL/       JNL/First    JNL/First  JNL/First
                                        Pharmaceutical/  First Trust  First Trust   First Trust   Trust The    Trust The  Trust The
                                          Healthcare      Target 25  Target Small-  Technology     Dow Target  Dow Target S&P Target
OPERATIONS                              Sector Series      Series     Cap Series   Sector Series  10 Series    5 Series   10 Series
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
 Net investment income (loss)            $         (51)   $     117   $       (23)  $      (124)   $     635    $    145   $     77
 Net realized gain (loss) on investments           469           54            93       (13,212)         294        (407)    (1,113)
 Net change in unrealized appreciation  ---------------  ----------- ------------- -------------  -----------  ---------- ----------
    (depreciation) on investments                (1,593)         468          (28)        3,511       (1,898)         48     (3,575)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                (1,175)         639            42       (9,825)        (969)       (214)     (4,611)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares             13,791        5,518         8,602        13,488       27,747       3,919     11,300
   Cost of shares redeemed                      (5,578)      (1,323)       (1,931)       (3,690)     (10,947)     (1,836)    (5,465)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                       8,213        4,195         6,671         9,798       16,800       2,083      5,835
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------

NET INCREASE (DECREASE) IN NET ASSET             7,038        4,834         6,713           (27)      15,831       1,869      1,224

NET ASSETS BEGINNING OF PERIOD                  17,462        3,569         7,729        20,071       21,051       5,039     18,963
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------

NET ASSETS END OF PERIOD                 $      24,500    $   8,403   $    14,442   $    20,044    $  36,882    $  6,908   $ 20,187
                                        ===============  =========== ============= =============  ===========  ========== ==========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)              $         (45)   $     211   $       (52)  $      (272)   $   1,054    $    327   $     38
                                        ===============  =========== ============= =============  ===========  ========== ==========

(1)SHARE TRANSACTIONS
Shares sold                                      1,099          635           620         1,818        3,065         509      1,072
Shares redeemed                                   (450)        (158)         (138)         (483)      (1,221)       (238)      (512)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
Net increase                                       649          477           482         1,335        1,844         271        560
                                        ===============  =========== ============= =============  ===========  ========== ==========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                  $      18,853    $   6,610   $    13,719   $    21,016    $  28,475    $  4,932   $ 17,907
Proceeds from sales of securities               10,432        2,450         7,263        10,990       10,433       2,906     12,479



                       See notes to financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2000


                                                  JNL/            JNL/             JNL/            JNL/            JNL/
                                               First Trust     First Trust     First Trust     First Trust      First Trust
                                              Communications     Energy         Financial     Global Target   Leading Brands
OPERATIONS                                    Sector Series   Sector Series   Sector Series     15 Series      Sector Series
                                              --------------  -------------   -------------   -------------   --------------
 Net investment income (loss)                  $        (30)   $        10     $        33     $       160     $         17
 Net realized gain (loss) on investments              1,789            264             392            (412)              81
 Net change in unrealized appreciation
  (depreciation) on investments                      (6,773)           635           1,320             509              315
NET INCREASE (DECREASE) IN NET ASSETS         --------------  -------------   -------------   -------------   --------------
 FROM OPERATIONS                                     (5,014)           909           1,745             257              413
                                              --------------  -------------   -------------   -------------   --------------
SHARE TRANSACTIONS(1)
 Proceeds from the sale of shares                    16,404          5,249           9,285           7,119            3,123
 Cost of shares redeemed                             (3,936)        (1,694)         (2,248)         (4,373)            (908)
                                              --------------  -------------   -------------   -------------   --------------
NET INCREASE IN NET ASSETS
 FROM SHARE TRANSACTIONS                             12,468          3,555           7,037           2,746            2,215
                                              --------------  -------------   -------------   -------------   --------------

NET INCREASE IN NET ASSETS                            7,454          4,464           8,782           3,003            2,628

NET ASSETS BEGINNING OF PERIOD                        5,049            762           2,496           2,034            1,673
                                              --------------  -------------   -------------   -------------   --------------

NET ASSETS END OF PERIOD                       $    12,503    $     5,226    $     11,278     $     5,037     $      4,301
                                              ==============  =============   =============   =============   ==============

UNDISTRIBUTED (ACCUMULATED) NET
 INVESTMENT INCOME (LOSS)                      $        (31)   $        13     $        39     $       183     $         22
                                              ==============  =============   =============   =============   ==============
(1)SHARE TRANSACTIONS
Shares sold                                           1,060            408             928             908              337
Shares redeemed                                        (261)          (132)           (218)           (557)             (95)
                                              --------------  -------------   -------------   -------------   --------------
Net increase                                            799            276             710             351              242
                                              ==============  =============   =============   =============   ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                        $     21,068    $     4,556     $     9,266     $     6,513     $      4,153
Proceeds from sales of securities                     8,799          1,314           3,104           3,420            1,573


                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2000

                                        JNL/First Trust      JNL/        JNL/          JNL/       JNL/First    JNL/First  JNL/First
                                        Pharmaceutical/  First Trust  First Trust   First Trust   Trust The    Trust The  Trust The
                                          Healthcare      Target 25  Target Small-  Technology     Dow Target  Dow Target S&P Target
OPERATIONS                              Sector Series      Series     Cap Series   Sector Series  10 Series    5 Series   10 Series
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
 Net investment income (loss)            $           5    $      77   $       (26)  $      (142)   $     370    $    153   $    (42)
 Net realized gain (loss) on investments           853         (162)          933         3,458         (781)       (603)      (471)
 Net change in unrealized appreciation
    (depreciation) on investments                2,545           87           114       (10,419)       1,965         486      2,148
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                 3,403            2         1,021        (7,103)       1,554          36      1,635
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------


SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares             13,335        2,759         7,897        24,523       17,442       2,468     12,023
   Cost of shares redeemed                      (3,322)      (1,050)       (3,289)       (5,183)      (5,731)     (1,317)    (3,887)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                      10,013        1,709         4,608        19,340       11,711       1,151      8,136
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------

NET INCREASE IN NET ASSETS                      13,416        1,711         5,629        12,237       13,265       1,187      9,771

NET ASSETS BEGINNING OF PERIOD                   4,046        1,858         2,100         7,834        7,786       3,852      9,192
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
NET ASSETS END OF PERIOD                 $      17,462    $   3,569   $     7,729   $    20,071    $  21,051    $  5,039   $ 18,963
                                        ===============  =========== ============= =============  ===========  ========== ==========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)              $           6    $      94   $       (29)  $      (148)   $     419    $    182   $    (39)
                                        ===============  =========== ============= =============  ===========  ========== ==========
(1)SHARE TRANSACTIONS
Shares sold                                      1,146          364           577         1,439        2,090         346      1,099
Shares redeemed                                   (277)        (138)         (236)         (300)        (690)       (190)      (345)
                                        ---------------  ----------- ------------- -------------  -----------  ---------- ----------
Net increase                                       869          226        341            1,139        1,400         156        754
                                        ===============  =========== ============= =============  ===========  ========== ==========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                 $       16,622    $   4,257   $    10,954   $    34,446    $ 17,983     $  3,106   $ 22,341
Proceeds from sales of securities                6,853        2,391         6,362        15,524       6,525        1,801     14,121



                       See notes to financial statements.

JNL VARIABLE FUND LLC
FINANCIAL HIGHLIGHTS

                                        Increase (Decrease) from
                 Net Asset               Investment Operations                                 Supplemental Data
                             -------------------------------------------             -------------------------------------
                  Value         Net         Net Realized     Total from   Net Asset                Net Assets,
    Period        Beginning    Investment   & Unrealized     Investment   Value, End    Total     End of Period  Portfolio
     Ended        of Period  Income (Loss)  Gains (Losses)    Operations   of Period  Return (b)   (in thousands) Turnover
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST COMMUNICATION SECTOR SERIES

   12/31/01           $11.02          $0.01      $(5.24)      $(5.23)          $5.79  (47.46)%      $10,471       64.1%
   12/31/00            15.09          (0.02)      (4.05)       (4.07)          11.02  (26.97)        12,503        76.0
 12/31/99 (a)          10.00              -        5.09         5.09           15.09   50.90          5,049        85.7
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST ENERGY SECTOR SERIES

   12/31/01            14.91           0.01       (3.81)       (3.80)          11.11  (25.49)         7,468        67.6
   12/31/00            10.27              -        4.64         4.64           14.91   45.18          5,226        54.3
 12/31/99 (a)          10.00           0.04        0.23         0.27           10.27    2.70            762       103.1
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST FINANCIAL SECTOR SERIES

   12/31/01            11.42           0.04       (1.36)       (1.32)          10.10  (11.56)        15,911        67.6
   12/31/00             8.97           0.02        2.43         2.45           11.42   27.31         11,278        41.9
 12/31/99 (a)          10.00           0.02       (1.05)       (1.03)            8.97 (10.30)         2,496        61.5
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

   12/31/01             8.74           0.09       (0.15)       (0.06)            8.68  (0.69)         8,075        45.5
   12/31/00             8.99           0.22       (0.47)       (0.25)            8.74  (2.78)         5,037        93.4
 12/31/99 (a)          10.00           0.11       (1.12)       (1.01)            8.99 (10.10)         2,034        80.5
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

   12/31/01            10.31           0.02       (0.91)       (0.89)            9.42  (8.63)         8,006        61.7
   12/31/00             9.55           0.02        0.74         0.76           10.31    7.96          4,301        52.9
 12/31/99 (a)          10.00           0.03       (0.48)       (0.45)            9.55  (4.50)         1,673        98.2
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

   12/31/01            13.60          (0.03)      (0.90)       (0.93)          12.67   (6.84)        24,500        52.5
   12/31/00             9.74              -        3.86         3.86           13.60   39.63         17,462        63.0
 12/31/99 (a)          10.00              -       (0.26)       (0.26)            9.74  (2.60)         4,046        58.9
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET 25 SERIES

   12/31/01             7.94           0.02        1.11         1.13             9.07  14.23          8,403        49.0
   12/31/00             8.30           0.13       (0.49)       (0.36)            7.94  (4.34)         3,569        85.0
 12/31/99 (a)          10.00           0.08       (1.78)       (1.70)            8.30 (17.00)         1,858        66.3
---------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                                                               Ratio of Net
                                                   Ratio of     Investment
                                                 Expenses to  Income (Loss)
                                                 Average Net    to Average
                                                   Assets (c)  Net Assets (c)
--------------------------------------------------------------------------------
JNL/FIRST TRUST COMMUNICATION SECTOR SERIES

   12/31/01                                          0.85%         (0.08)%
   12/31/00                                          0.85          (0.25)
 12/31/99 (a)                                        0.85          (0.08)
--------------------------------------------------------------------------------
JNL/FIRST TRUST ENERGY SECTOR SERIES

   12/31/01                                          0.85           0.33
   12/31/00                                          0.85           0.40
 12/31/99 (a)                                        0.85           0.47
--------------------------------------------------------------------------------
JNL/FIRST TRUST FINANCIAL SECTOR SERIES

   12/31/01                                          0.85           0.63
   12/31/00                                          0.85           0.53
 12/31/99 (a)                                        0.85           0.73
--------------------------------------------------------------------------------
JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

   12/31/01                                          0.90           3.55
   12/31/00                                          0.90           4.32
 12/31/99 (a)                                        0.90           3.44
--------------------------------------------------------------------------------
JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

   12/31/01                                          0.85           0.71
   12/31/00                                          0.85           0.57
 12/31/99 (a)                                        0.85           0.76
--------------------------------------------------------------------------------
JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

   12/31/01                                          0.85          (0.26)
   12/31/00                                          0.85           0.04
 12/31/99 (a)                                        0.85           0.15
--------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET 25 SERIES

   12/31/01                                          0.85           2.34
   12/31/00                                          0.85           2.71
 12/31/99 (a)                                        0.85           2.48
--------------------------------------------------------------------------------
(a)  Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.

JNL VARIABLE FUND LLC
FINANCIAL HIGHLIGHTS

                                        Increase (Decrease) from
                 Net Asset               Investment Operations                                 Supplemental Data
                             -------------------------------------------             -------------------------------------
                  Value         Net         Net Realized     Total from   Net Asset                Net Assets,
    Period        Beginning    Investment   & Unrealized     Investment   Value, End    Total     End of Period  Portfolio
     Ended        of Period  Income (Loss)  Gains (Losses)    Operations   of Period  Return (b)   (in thousands) Turnover
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET SMALL-CAP SERIES

   12/31/01           $15.13          $0.01      $(0.60)      $(0.59)         $14.54      (3.90)%      $14,442        78.7%
   12/31/00            12.38          (0.04)       2.79         2.75           15.13      22.21          7,729       116.4
 12/31/99 (a)          10.00          (0.02)       2.40         2.38           12.38      23.80          2,100       102.5
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

   12/31/01            12.18              -       (5.46)       (5.46)           6.72     (44.83)        20,044        64.4
   12/31/00            15.39          (0.08)      (3.13)       (3.21)          12.18     (20.86)        20,071        81.5
 12/31/99 (a)          10.00          (0.01)       5.40         5.39           15.39      53.90          7,834        55.7
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 10 SERIES

   12/31/01             9.18           0.07       (0.33)       (0.26)            8.92     (2.83)        36,882        38.5
   12/31/00             8.73           0.13        0.32         0.45             9.18      5.15         21,051        47.1
 12/31/99 (a)          10.00           0.05       (1.32)       (1.27)            8.73    (12.70)         7,786        23.3
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 5 SERIES

   12/31/01             7.76           0.08       (0.34)       (0.26)            7.50     (3.35)         6,908        52.8
   12/31/00             7.79           0.22       (0.25)       (0.03)            7.76     (0.39)         5,038        42.0
 12/31/99 (a)          10.00           0.06       (2.27)       (2.21)            7.79    (22.10)         3,852        40.2
---------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE S&P Target 10 Series

   12/31/01            11.97           0.04       (2.60)       (2.56)           9.41 (21.39)         20,187        66.8
   12/31/00            11.06          (0.03)       0.94         0.91           11.97    8.23         18,964        91.3
 12/31/99 (a)          10.00           0.01        1.05         1.06           11.06   10.60          9,192        27.9
--------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.



                                                               Ratio of Net
                                                   Ratio of     Investment
                                                 Expenses to  Income (Loss)
                                                 Average Net    to Average
                                                   Assets (c)  Net Assets (c)
--------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET SMALL-CAP SERIES

   12/31/01                                          0.85%         (0.25)%
   12/31/00                                          0.85          (0.47)
 12/31/99 (a)                                        0.85          (0.39)
--------------------------------------------------------------------------------
JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

   12/31/01                                          0.85          (0.72)
   12/31/00                                          0.85          (0.72)
 12/31/99 (a)                                        0.85          (0.40)
--------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 10 SERIES

   12/31/01                                          0.85           2.34
   12/31/00                                          0.85           2.62
 12/31/99 (a)                                        0.85           2.53
--------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 5 SERIES

   12/31/01                                          0.85           2.63
   12/31/00                                          0.85           3.52
 12/31/99 (a)                                        0.85           2.83
--------------------------------------------------------------------------------
JNL/FIRST TRUST THE S&P Target 10 Series

   12/31/01                                          0.85           0.41
   12/31/00                                          0.85          (0.27)
 12/31/99 (a)                                        0.85           0.16
--------------------------------------------------------------------------------
(a)  Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNL Variable Fund LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The Fund includes the following twelve (12) separate Series, each subadvised by First Trust Advisors L.P. ("First Trust"): JNL/First Trust Communications Sector Series, JNL/First Trust Energy Sector Series, JNL/First Trust Financial Sector Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Leading Brands Sector Series, JNL/First Trust Pharmaceutical/Healthcare Sector Series,
JNL/First  Trust  Target 25 Series,  JNL/First  Trust Target  Small-Cap  Series,
JNL/First Trust Technology Sector Series, JNL/First Trust The Dow Target 10 Series, JNL/First Trust The Dow Target 5 Series and JNL/First Trust The S&P Target 10 Series. The shares of the Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management,  LLC ("JNAM"),  a wholly-owned  subsidiary of
Jackson  National  Life  Insurance  Company  ("Jackson  National"),   serves  as
investment adviser ("Adviser") for all the Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Series in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Series are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Series receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- For all Series, no distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Series has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Series pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series as follows:

ASSETS                              FEES
------                              ----
$0 to $500 million                  .75%
$500 million to $1 billion          .70%
Over $1 billion                     .65%

A portion of this fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Series, except the JNL/First Trust Global Target 15 Series, pays JNAM an annual Administrative Fee of .10% of the average daily net assets of the Series. The JNL/First Trust Global Target 15 Series pays JNAM an annual Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Series. In accordance with the agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

NOTE 4.  CHANGE OF AUDITORS

On May 24, 2001 the Board of Managers ratified the resignation of PricewaterhouseCoopers LLP ("PWC") as the Fund's independent accountants. For the two years ended December 31, 2000, PWC expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund's management and PWC prior to their resignation. The Board approved the appointment of KPMG LLP as the Fund's independent accountants.

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholder and the Board of Managers of JNL Variable Fund LLC

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of each series within JNL Variable Fund LLC (the "Fund") as listed in Note 1 of the financial statements at December 31, 2001 and the related statements of operations, changes in net assets, and the financial highlights for the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2000 and the financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP



Minneapolis, Minnesota
February 1, 2002

                     Managers of the JNL Variable Fund LLC,
                          JNL Variable Fund III LLC and
                             JNL Variable Fund V LLC

---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
                                                                                           Number of
                                Current                                                Portfolios in the         Other
  Manager (age) & Address    Position with     Length of      Principal Occupation       Fund Complex        Directorships
                                the Fund      Time Served     for the past 5 years      Overseen by the       held by the
                                                                                            Manager             Manager
------------------------------------------- --------------- ------------------------ -------------------- -------------------


Interested Managers
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Andrew B. Hopping* (43)      President,         10/98 to     Chief Executive                  72           Trustee of JNL
1 Corporate Way              Chief              present      Officer, Trustee and                          Investors Series
Lansing, MI 48951            Executive                       President of other                            Trust (1 portfolio)
                             Officer and                     Investment Companies                          and JNL Series
                             Manager                         advised by the                                Trust (56
                                                             Adviser, President and                        portfolios)
                                                             Managing Board Member
                                                             of the Adviser, Chief
                                                             Financial Officer and
                                                             Vice President of
                                                             Jackson National Life
                                                             Distributors, Inc.
                                                             (broker-dealer),
                                                             Executive Vice
                                                             President, Chief
                                                             Financial Officer and
                                                             Treasurer of Jackson
                                                             National Life
                                                             Insurance Company
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Robert A. Fritts* (53)       Manager, Vice     2/11/99 to    Trustee, Vice                    72           Trustee of JNL
1 Corporate Way              President,         present      President, Treasurer                          Investors Series
Lansing, MI 48951            Treasurer and                   and Chief Financial                           Trust (1 portfolio)
                             Chief                           Officer of other                              and JNL Series
                             Financial                       Investment Companies                          Trust (56
                             Officer                         advised by the                                portfolios)
                                                             Adviser, Vice
                                                             President and
                                                             Controller of Jackson
                                                             National Life
                                                             Insurance Company
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------


Disinterested Managers
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Dominic D'Annunzio (64)      Manager           10 months     Acting Commissioner of           16           Trustee of JNL
100 Siena Way, Unit 1204                     (since 4/2000)  Insurance for the                             Investors Series
Naples, FL 34119                                             State of Michigan                             Trust (1 portfolio)
                                                             (1/90 to 5/90) (8/97
                                                             to 5/98),
                                                             Deputy Commissioner of
                                                             the Office of
                                                             Financial Analysis and
                                                             Examinations (4/89 to
                                                             8/97)
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Michael Bouchard (45)        Manager            10 months    Sheriff, Oakland                 16           Trustee of JNL
344 Fairfax                                   (since 4/2000) County, Michigan,                             Investors Series
Birmingham, MI 48009                                         Senator - State of                            Trust (1 portfolio)
                                                             Michigan (1991-1999)
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Michelle Engler (44)         Manager            10 months    First Lady of the                16           Trustee of JNL
2520 Oxford Drive,                            (since 4/2000) State of Michigan                             Investors Series
Lansing, MI 48951                                                                                          Trust (1 portfolio)
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------

* Messrs. Hopping and Fritts are "interested persons" of the Funds due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

                       SUPPLEMENT DATED FEBRUARY 14, 2002

                        JNL(Registered) VARIABLE FUND LLC

The following changes will be effective May 1, 2002:

JNL/FIRST TRUST TARGET SMALL-CAP SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Target Small-Cap Series seeks to achieve its objective by investing at least 80% of its total assets in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq). These companies will be selected annually, beginning January 1, 2000, and on each one year anniversary thereof (Stock Selection Date), on or about the last business day before each Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only on each Stock Selection Date and when cash flow activity occurs in the Series.

JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Technology Sector Series will invest at least 80% of its total assets in a portfolio of common stocks issued by technology companies.

JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the
Pharmaceutical/Healthcare Sector Series will invest at least 80% of its total assets in a portfolio of common stocks issued by pharmaceutical and/or healthcare companies.

JNL/FIRST TRUST FINANCIAL SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Financial Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies which may include money center banks, major regional banks, financial and investment service providers and insurance companies.

JNL/FIRST TRUST ENERGY SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Energy Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of energy industry companies. The Energy Sector Series' portfolio may include companies from across various areas of the energy industry, including integrated oil, oil field services and equipment, oil and gas production, natural gas, independent power producers and utilities.

JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Leading Brands Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies considered by the sub-adviser to be leaders in the consumer goods industry.

JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Communications Sector Series will invest at least 80% of its total assets in a portfolio of common stocks of companies in the communications industry. These companies may include domestic and international companies involved in cable television, computer networking, communications equipment, communications services and wireless communications.